1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 9.04%, Floor 1.72%), 3.47%, 05/01/33Δ	$5,622	$5,793

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,614)		$5,793

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	6,654	6,658

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.28%, 02/25/34Δ	24,900	24,898

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/23	4,600	4,631

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.70%, 11/25/35Δ	15,179	14,692

TOTAL WHOLE LOAN		$44,221

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $50,985)		$50,879

CORPORATE BONDS – 45.6%

AEROSPACE & DEFENSE – 2.3%

Boeing Co. (The), Sr. Unsecured 1.17%, 02/04/23	250,000	249,636
1.95%, 02/01/24	3,050,000	2,958,032
1.43%, 02/04/24	2,500,000	2,411,005
2.75%, 02/01/26	2,000,000	1,887,974
3.20%, 03/01/29	150,000	137,146

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	742,637

Northrop Grumman Corp., Sr. Unsecured
2.93%, 01/15/25	1,000,000	968,633
4.03%, 10/15/47	1,765,000	1,556,875

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,554,988

TOTAL AEROSPACE & DEFENSE		$12,466,926

AUTOMOTIVE – 2.2%

Ford Motor Credit Co. LLC, Sr. Unsecured
3.37%, 11/17/23	1,000,000	976,230
5.58%, 03/18/24	1,250,000	1,245,656
5.13%, 06/16/25	1,500,000	1,477,378
2.90%, 02/16/28	250,000	216,194

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	996,314

General Motors Financial Co., Inc., Sr. Unsecured 1.05%, 03/08/24	100,000	95,675

Description	Par Value	Value

2.90%, 02/26/25	$230,000	$219,355
1.25%, 01/08/26	1,000,000	898,326
1.50%, 06/10/26	3,000,000	2,673,283

Mercedes-Benz Finance North America LLC, Company Guaranteed, 0.75%, 03/01/24Ω	3,000,000	2,868,718

TOTAL AUTOMOTIVE		$11,667,129

BEVERAGES – 0.6%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,102,458

Keurig Dr. Pepper, Inc., Company Guaranteed
0.75%, 03/15/24	1,490,000	1,423,449
3.20%, 05/01/30	775,000	701,543

TOTAL BEVERAGES		$3,227,450

BIOTECHNOLOGY – 0.0%**

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	221,387

BUILDING PRODUCTS – 0.2%

Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	397,337
2.49%, 02/15/27	56,000	51,695

Johnson Controls International PLC, Sr. Unsecured
3.63%, 07/02/24ÿ	373,000	366,689
4.63%, 07/02/44	100,000	92,859

TOTAL BUILDING PRODUCTS		$908,580

CAPITAL MARKETS – 3.2%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	710,695

Credit Suisse AG, Sr. Unsecured, 0.50%, 02/02/24	3,000,000	2,820,921

Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	1,010,000	978,169
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	1,985,068
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	911,336

Morgan Stanley, Sr. Unsecured
(SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,231,288
(SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	155,893
Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 4.78%, 01/25/24Δ	3,000,000	2,997,954
3.13%, 07/27/26	340,000	321,947
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	818,100

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	494,587

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	275,000	270,284

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%), 5.85%, 10/21/33Δ	$2,400,000	$2,588,999

TOTAL CAPITAL MARKETS		$17,285,241

CHEMICALS – 0.6%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	2,000,000	1,980,444

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32#	1,480,000	1,216,950

TOTAL CHEMICALS		$3,197,394

COMMERCIAL SERVICES & SUPPLIES – 0.7%

Global Payments, Inc., Sr. Unsecured
3.75%, 06/01/23	2,570,000	2,554,489
2.65%, 02/15/25	275,000	262,048
2.90%, 05/15/30	1,000,000	858,851

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,675,388

COMPUTERS – 0.6%

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	99,100

Hewlett Packard Enterprise Co., Sr. Unsecured
2.25%, 04/01/23	3,000,000	2,985,599
1.45%, 04/01/24	150,000	144,347

TOTAL COMPUTERS		$3,229,046

COSMETICS/PERSONAL CARE – 0.2%

GSK Consumer Healthcare Capital U.S. LLC, Company Guaranteed, 3.02%, 03/24/24	1,000,000	976,297

DIVERSIFIED FINANCIAL SERVICES – 6.4%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	143,529

Bank of America Corp., Sr. Unsecured, MTN
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	229,618
3.25%, 10/21/27	1,095,000	1,047,161
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	172,042

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	979,566

Capital One Financial Corp., Sr. Unsecured 2.60%, 05/11/23	1,470,000	1,459,920
3.90%, 01/29/24	250,000	247,138

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,452,036

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,821,787

Fifth Third Bancorp, Sr. Unsecured, 2.55%, 05/05/27	780,000	719,857

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	780,000	775,730

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,095,864

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,185,902

Description	Par Value	Value

Huntington Bancshares, Inc., Subordinated, 4.35%, 02/04/23	$150,000	$149,980

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 5.61%, 05/15/47Δ	1,000,000	794,801

JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,721,651
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	141,100

KeyBank NA, Sr. Unsecured, BKNT, 1.25%, 03/10/23	2,000,000	1,992,910

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 3.88%, 05/23/25Δ	1,980,000	1,951,395

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	988,531

PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 04/23/29	100,000	94,785

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,681,008

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	171,788

Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	242,813
3.80%, 10/30/26	1,000,000	966,979
2.25%, 03/11/30	1,850,000	1,557,836

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,101,964

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	131,901

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	884,673

TOTAL DIVERSIFIED FINANCIAL SERVICES		$33,904,265

ELECTRIC – 2.6%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,870,000	1,814,052

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,761,362

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	926,369

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	899,479

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	1,895,027

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,250,000	1,123,848

FirstEnergy Corp., Series B, Sr. Unsecured, 4.15%, 07/15/27	800,000	764,291

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	2,305,000	2,287,840

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	34,634

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	$500,000	$499,482

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	207,758

WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	650,725
1.80%, 10/15/30	1,150,000	931,606

TOTAL ELECTRIC		$13,796,473

ENTERTAINMENT – 0.8%

Magallanes, Inc., Company Guaranteed, 5.14%, 03/15/52Ω	5,000,000	4,142,608

FOOD & STAPLES RETAILING – 1.9%

Campbell Soup Co., Sr. Unsecured 3.65%, 03/15/23	3,000,000	2,996,547
3.30%, 03/19/25	2,050,000	1,978,767

Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	200,000	171,543
5.40%, 11/01/48	665,000	656,710

Kroger Co. (The), Sr. Unsecured, 3.95%, 01/15/50	1,000,000	837,244

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,720,138

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	860,000	803,880

TOTAL FOOD & STAPLES RETAILING		$10,164,829

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,135,218

HEALTHCARE-PRODUCTS – 1.0%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,233,351

Thermo Fisher Scientific, Inc., Sr. Unsecured, 0.80%, 10/18/23	1,775,000	1,724,919

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,397,376

TOTAL HEALTHCARE-PRODUCTS		$5,355,646

HEALTHCARE-SERVICES – 1.3%

CommonSpirit Health, Sr. Secured 2.76%, 10/01/24	3,140,000	3,037,331
3.35%, 10/01/29	150,000	135,123

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,591,163

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	729,610

UnitedHealth Group, Inc., Sr. Unsecured 2.95%, 10/15/27	1,350,000	1,273,565
3.95%, 10/15/42	290,000	264,635

TOTAL HEALTHCARE-SERVICES		$7,031,427

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50#	1,405,000	1,214,229

Description	Par Value	Value

INSURANCE – 1.6%

American International Group, Inc., Sr. Unsecured, 4.20%, 04/01/28	$1,000,000	$972,884

Aon Global Ltd., Company Guaranteed, 4.00%, 11/27/23	1,700,000	1,686,024

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	410,639

CNA Financial Corp., Sr. Unsecured 7.25%, 11/15/23	200,000	203,333
3.95%, 05/15/24	950,000	934,939

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,328,222

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	196,787

W.R. Berkley Corp., Sr. Unsecured 4.75%, 08/01/44	1,715,000	1,601,419
4.00%, 05/12/50	1,425,000	1,186,622

TOTAL INSURANCE		$8,520,869

INTERNET – 0.2%

Amazon.com, Inc., Sr. Unsecured 1.20%, 06/03/27	100,000	88,170
3.25%, 05/12/61	1,000,000	737,599

TOTAL INTERNET		$825,769

MACHINERY – 0.0%**

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	50,000	49,133

MEDIA – 1.1%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	2,493,750

Discovery Communications LLC, Company Guaranteed 3.95%, 03/20/28	1,000,000	936,174
3.63%, 05/15/30	1,000,000	877,993

Paramount Global, Sr. Unsecured 4.60%, 01/15/45	1,100,000	828,118
4.95%, 05/19/50	1,185,000	940,914

TOTAL MEDIA		$6,076,949

MISCELLANEOUS MANUFACTURING – 0.5%

Textron, Inc., Sr. Unsecured 3.88%, 03/01/25	750,000	734,836
2.45%, 03/15/31	2,000,000	1,679,577

TOTAL MISCELLANEOUS MANUFACTURING		$2,414,413

OIL & GAS – 1.7%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	731,008

Phillips 66, Company Guaranteed 0.90%, 02/15/24	1,065,000	1,020,951
3.85%, 04/09/25	575,000	566,262

Pioneer Natural Resources Co., Sr. Unsecured 0.55%, 05/15/23	1,035,000	1,021,700
1.13%, 01/15/26	1,000,000	904,434

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.90%, 08/15/30	$1,940,000	$1,595,526
2.15%, 01/15/31	1,000,000	827,188

Valero Energy Corp., Sr. Unsecured 2.15%, 09/15/27	1,800,000	1,620,061
4.90%, 03/15/45#	563,000	538,645

TOTAL OIL & GAS		$8,825,775

PHARMACEUTICALS – 2.9%

AbbVie, Inc., Sr. Unsecured 3.75%, 11/14/23	150,000	148,973
2.95%, 11/21/26	1,875,000	1,784,588
4.25%, 11/14/28	1,235,000	1,224,909
4.40%, 11/06/42	460,000	426,783
4.88%, 11/14/48	1,000,000	979,968
4.25%, 11/21/49	1,000,000	901,545

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	440,771

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	89,205

Becton Dickinson and Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	82,373

Bristol-Myers Squibb Co., Sr. Unsecured 2.75%, 02/15/23	1,565,000	1,563,200
3.40%, 07/26/29	310,000	295,163

Cardinal Health, Inc., Sr. Unsecured 3.20%, 03/15/23	350,000	349,199
4.50%, 11/15/44	650,000	560,286

Cigna Corp., Company Guaranteed 3.75%, 07/15/23	272,000	270,530
4.80%, 07/15/46	1,000,000	953,719

Cigna Corp., Sr. Unsecured, 2.38%, 03/15/31	250,000	212,133

CVS Health Corp., Sr. Unsecured 1.30%, 08/21/27	145,000	125,974
1.88%, 02/28/31#	2,000,000	1,625,996

Elanco Animal Health, Inc., Sr. Unsecured, 6.40%, 08/28/28	2,000,000	1,969,312

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	589,434

Zoetis, Inc., Sr. Unsecured 3.00%, 09/12/27	125,000	118,322
3.95%, 09/12/47	1,005,000	860,262

TOTAL PHARMACEUTICALS		$15,572,645

PIPELINES – 4.4%

Enbridge, Inc., Company Guaranteed
(SOFR + 0.40%), 4.56%, 02/17/23Δ	1,000,000	999,992
0.55%, 10/04/23	1,540,000	1,493,980
(SOFR + 0.63%), 4.79%, 02/16/24Δ	3,000,000	2,991,508

Energy Transfer LP, Sr. Unsecured 3.60%, 02/01/23	870,000	869,855
3.75%, 05/15/30	715,000	653,963
5.30%, 04/15/47	1,250,000	1,133,135

Enterprise Products Operating LLC, Company Guaranteed 4.20%, 01/31/50	1,120,000	955,511

Description	Par Value	Value

4.95%, 10/15/54	$500,000	$462,509

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	950,645

Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	1,910,148
3.60%, 02/15/51	1,315,000	975,513

MPLX LP, Sr. Unsecured 4.70%, 04/15/48	1,000,000	864,042
4.95%, 03/14/52	1,000,000	884,470

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,006,465

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	352,738

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	866,000	857,120

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	647,597

Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	2,900,000	3,030,674

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,173,412

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,097,958

TOTAL PIPELINES		$23,311,235

REAL ESTATE INVESTMENT TRUSTS – 2.5%

American Tower Corp., Sr. Unsecured 5.00%, 02/15/24	665,000	664,854
3.13%, 01/15/27	1,000,000	934,967
4.05%, 03/15/32#	1,000,000	926,975
3.10%, 06/15/50	1,500,000	1,014,962

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,340,628

Healthcare Realty Holdings LP, Company Guaranteed 3.88%, 05/01/25	1,215,000	1,168,616
3.63%, 01/15/28	1,100,000	994,443

Healthpeak Properties, Inc., Sr. Unsecured 3.25%, 07/15/26	110,000	104,812
2.88%, 01/15/31	2,350,000	2,052,623

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	237,374

Welltower OP LLC, Company Guaranteed 3.63%, 03/15/24	250,000	246,217
4.00%, 06/01/25	3,000,000	2,931,203
4.95%, 09/01/48	1,000,000	879,897

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,497,571

RETAIL – 1.1%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	189,490

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	677,500

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Walgreens Boots Alliance, Inc., Sr. Unsecured, 0.95%, 11/17/23	$4,880,000	$4,735,666

TOTAL RETAIL		$5,602,656

SEMICONDUCTORS – 0.2%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,200,205

SOFTWARE – 0.5%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,117,960

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,326,550

TOTAL SOFTWARE		$2,444,510

TELECOMMUNICATIONS – 1.4%

AT&T, Inc., Sr. Unsecured 0.90%, 03/25/24	2,125,000	2,033,207
4.50%, 05/15/35	845,000	802,905
3.55%, 09/15/55	1,423,000	1,049,221

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	44,568
1.75%, 01/20/31	2,310,000	1,863,472
2.36%, 03/15/32	305,000	251,898
3.40%, 03/22/41	1,515,000	1,223,490

TOTAL TELECOMMUNICATIONS		$7,268,761

TRANSPORTATION – 1.7%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31#	2,500,000	2,108,325

Ryder System, Inc., Sr. Unsecured, MTN 3.65%, 03/18/24	1,670,000	1,642,015
2.85%, 03/01/27	2,645,000	2,434,961

Union Pacific Corp., Sr. Unsecured 3.15%, 03/01/24	2,565,000	2,522,607
4.30%, 03/01/49	675,000	616,666

TOTAL TRANSPORTATION		$9,324,574

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,482,544
3.85%, 03/30/27	1,500,000	1,435,014
4.00%, 06/30/30	1,000,000	928,270
5.20%, 03/15/44	640,000	585,917

TOTAL TRUCKING & LEASING		$4,431,745

TOTAL CORPORATE BONDS (COST $261,662,048)		$242,966,343

GOVERNMENT AGENCIES – 3.2%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%

3.25%, 11/16/28#	6,960,000	6,840,253

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%

0.38%, 07/21/25#	9,250,000	8,451,892

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

0.25%, 05/22/23	200,000	197,254
6.25%, 05/15/29	750,000	857,133

Description	Par Value	Value

7.25%, 05/15/30#	$400,000	$491,825

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,546,212

TOTAL GOVERNMENT AGENCIES (COST $18,351,064)		$16,838,357

MORTGAGE-BACKED SECURITIES – 22.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.7%

Pool C00478, 8.50%, 09/01/26	3,430	3,573

Pool E09010, 2.50%, 09/01/27	199,740	194,692

Pool G18497, 3.00%, 01/01/29	29,369	28,335

Pool C01272, 6.00%, 12/01/31	7,683	7,824

Pool A13990, 4.50%, 10/01/33	8,168	7,957

Pool G01625, 5.00%, 11/01/33	22,103	22,508

Pool A18401, 6.00%, 02/01/34	16,978	17,138

Pool QN1900, 3.00%, 04/01/35	767,742	741,758

Pool G08097, 6.50%, 11/01/35	12,566	14,059

Pool G02296, 5.00%, 06/01/36	54,619	55,859

Pool G02390, 6.00%, 09/01/36	5,114	5,475

Pool G05317, 5.00%, 04/01/37	223,812	228,478

Pool G08193, 6.00%, 04/01/37	10,330	10,633

Pool G03703, 5.50%, 12/01/37	6,046	6,227

Pool G04776, 5.50%, 07/01/38	19,811	20,299

Pool G05500, 5.00%, 05/01/39	209,463	216,569

Pool A93415, 4.00%, 08/01/40	250,352	247,561

Pool A93505, 4.50%, 08/01/40	334,233	336,361

Pool A93996, 4.50%, 09/01/40	248,279	249,861

Pool G06222, 4.00%, 01/01/41	389,367	387,722

Pool A97047, 4.50%, 02/01/41	255,797	257,917

Pool G06956, 4.50%, 08/01/41	253,309	255,407

Pool C03750, 3.50%, 02/01/42	108,051	104,170

Pool C03849, 3.50%, 04/01/42	58,846	55,511

Pool Q08305, 3.50%, 05/01/42	441,498	425,851

Pool C04305, 3.00%, 11/01/42	1,197,955	1,123,471

Pool C09020, 3.50%, 11/01/42	854,829	824,161

Pool G07266, 4.00%, 12/01/42	733,066	715,818

Pool C04444, 3.00%, 01/01/43	37,826	35,360

Pool C09029, 3.00%, 03/01/43	160,668	150,143

Pool G08534, 3.00%, 06/01/43	198,344	185,354

Pool Q19476, 3.50%, 06/01/43	329,860	317,913

Pool C09044, 3.50%, 07/01/43	380,174	366,411

Pool G07889, 3.50%, 08/01/43	346,852	335,147

Pool G07624, 4.00%, 12/01/43	340,859	339,803

Pool G60038, 3.50%, 01/01/44	1,859,921	1,796,510

Pool G07680, 4.00%, 04/01/44	617,318	599,527

Pool G07943, 4.50%, 08/01/44	34,099	34,257

Pool G08607, 4.50%, 09/01/44	229,586	230,541

Pool Q33547, 3.50%, 05/01/45	285,038	269,399

Pool Q36970, 4.00%, 10/01/45	139,964	138,215

Pool G60384, 4.50%, 12/01/45	22,047	22,238

Pool Q39644, 3.50%, 03/01/46	897,675	860,652

Pool Q39438, 4.00%, 03/01/46	876,162	862,788

Pool G08705, 3.00%, 05/01/46	80,829	74,921

Pool G08708, 4.50%, 05/01/46	145,088	146,893

Pool ZS4671, 3.00%, 08/01/46	522,985	484,262

Pool Q44452, 3.00%, 11/01/46	758,206	702,758

Pool ZS4693, 3.00%, 12/01/46	1,444,831	1,337,816

Pool SD8037, 2.50%, 01/01/50	2,867,395	2,539,907

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool RA2341, 2.50%, 04/01/50	$2,510,972	$2,215,474

Pool SD8104, 1.50%, 11/01/50	2,497,421	1,995,363

Pool RA4349, 2.50%, 01/01/51	1,273,251	1,121,957

Pool SD8141, 2.50%, 04/01/51	1,166,964	1,026,721

Pool SD8190, 3.00%, 01/01/52	2,281,643	2,081,217

Pool QE2363, 3.50%, 05/01/52	3,920,182	3,677,642

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$30,514,384

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 17.2%

Pool AE2520, 3.00%, 01/01/26	136,905	133,284

Pool 329794, 7.00%, 02/01/26	1,708	1,654

Pool 256639, 5.00%, 02/01/27	9,819	9,864

Pool 256752, 6.00%, 06/01/27	12,444	12,796

Pool 257007, 6.00%, 12/01/27	11,694	12,026

Pool 402255, 6.50%, 12/01/27	337	344

Pool AB8997, 2.50%, 04/01/28	56,922	54,114

Pool AS4480, 2.50%, 02/01/30	302,546	287,303

Pool AS7462, 2.50%, 06/01/31	145,254	137,675

Pool 254007, 6.50%, 10/01/31	4,310	4,528

Pool 254240, 7.00%, 03/01/32	11,568	11,768

Pool 638023, 6.50%, 04/01/32	34,995	37,355

Pool 642345, 6.50%, 05/01/32	20,230	21,596

Pool 651292, 6.50%, 07/01/32	45,175	48,224

Pool 686398, 6.00%, 03/01/33	81,837	88,784

Pool BP6496, 2.00%, 07/01/35	833,670	759,661

Pool MA4095, 2.00%, 08/01/35	1,040,751	948,285

Pool 745412, 5.50%, 12/01/35	16,013	16,656

Pool 888789, 5.00%, 07/01/36	85,526	88,203

Pool 256515, 6.50%, 12/01/36	6,229	6,711

Pool AE0217, 4.50%, 08/01/40	40,433	40,383

Pool AB1796, 3.50%, 11/01/40	248,273	239,352

Pool AH5583, 4.50%, 02/01/41	108,898	109,799

Pool 890551, 4.50%, 08/01/41	26,136	26,491

Pool AL0658, 4.50%, 08/01/41	151,877	153,944

Pool AL1319, 4.50%, 10/01/41	183,074	184,589

Pool AL6302, 4.50%, 10/01/41	262,397	264,568

Pool AX5302, 4.00%, 01/01/42	457,426	454,777

Pool AK4523, 4.00%, 03/01/42	515,604	510,490

Pool AL2034, 4.50%, 04/01/42	73,018	74,016

Pool AB7936, 3.00%, 02/01/43	729,913	682,181

Pool AL3761, 4.50%, 02/01/43	74,413	75,029

Pool MA1458, 3.00%, 06/01/43	159,890	149,583

Pool AT7899, 3.50%, 07/01/43	1,094,197	1,029,594

Pool AS0302, 3.00%, 08/01/43	1,710,726	1,600,416

Pool AU4279, 3.00%, 09/01/43	350,445	327,848

Pool AL5537, 4.50%, 04/01/44	122,584	124,331

Pool AS3155, 4.00%, 08/01/44	17,141	16,987

Pool AX0833, 3.50%, 09/01/44	304,355	290,559

Pool AL6325, 3.00%, 10/01/44	1,103,576	1,032,746

Pool AS5136, 4.00%, 06/01/45	103,640	100,646

Pool AZ7362, 4.00%, 11/01/45	295,681	292,296

Pool AZ9565, 3.50%, 12/01/45	415,711	399,893

Pool BC0326, 3.50%, 12/01/45	352,273	338,843

Pool BC0245, 3.00%, 02/01/46	222,884	206,830

Pool BC0830, 3.00%, 04/01/46	332,500	308,522

Pool AS7568, 4.50%, 07/01/46	46,304	46,747

Pool BC4764, 3.00%, 10/01/46	446,906	414,688

Description	Par Value	Value

Pool MA2771, 3.00%, 10/01/46	$133,102	$123,510

Pool AS8276, 3.00%, 11/01/46	451,788	419,226

Pool BC9003, 3.00%, 11/01/46	467,179	433,499

Pool BE1899, 3.00%, 11/01/46	1,840,586	1,707,966

Pool BE3767, 3.50%, 07/01/47	416,807	398,859

Pool BH2618, 3.50%, 08/01/47	118,173	113,077

Pool MA3088, 4.00%, 08/01/47	362,308	356,138

Pool BH4010, 4.50%, 09/01/47	382,785	378,248

Pool BH9215, 3.50%, 01/01/48	582,723	557,630

Pool BJ0650, 3.50%, 03/01/48	2,414,090	2,306,446

Pool BJ0639, 4.00%, 03/01/48	141,245	138,556

Pool BJ9169, 4.00%, 05/01/48	659,561	647,011

Pool BK4764, 4.00%, 08/01/48	612,150	600,509

Pool BN1628, 4.50%, 11/01/48	310,439	311,300

Pool BM5334, 3.50%, 01/01/49	553,540	528,906

Pool MA3871, 3.00%, 12/01/49	1,479,307	1,360,749

Pool CA5306, 3.00%, 03/01/50	1,264,579	1,157,045

Pool CA5353, 3.50%, 03/01/50	1,122,930	1,061,686

Pool MA4100, 2.00%, 08/01/50	1,351,728	1,146,194

Pool FM3989, 2.50%, 08/01/50	892,332	787,855

Pool CA6983, 2.00%, 09/01/50	2,403,610	2,045,639

Pool CA7106, 2.00%, 09/01/50	1,527,400	1,299,524

Pool MA4119, 2.00%, 09/01/50	1,013,391	859,300

Pool BQ2999, 2.50%, 10/01/50	2,101,430	1,855,653

Pool CA7383, 3.00%, 10/01/50	1,423,449	1,297,764

Pool CA7734, 2.50%, 11/01/50	1,462,947	1,290,777

Pool FM5297, 3.00%, 11/01/50	1,857,337	1,711,136

Pool MA4208, 2.00%, 12/01/50	1,045,054	886,144

Pool CA8021, 2.50%, 12/01/50	4,125,590	3,630,655

Pool FM5166, 3.00%, 12/01/50	969,624	887,332

Pool BQ4495, 2.00%, 02/01/51	5,680,255	4,806,263

Pool CA8929, 2.00%, 02/01/51	2,708,772	2,294,766

Pool FM6426, 2.00%, 03/01/51	2,397,450	2,055,781

Pool BR7857, 2.50%, 05/01/51	3,694,296	3,250,192

Pool FM7188, 2.50%, 05/01/51	2,644,815	2,342,605

Pool CB0727, 2.50%, 06/01/51	6,494,736	5,726,034

Pool FM8440, 2.50%, 08/01/51	1,469,959	1,293,949

Pool FM9949, 2.00%, 12/01/51	964,395	823,995

Pool FM9871, 2.50%, 12/01/51	6,513,661	5,742,033

Pool BU1416, 3.00%, 01/01/52	2,346,993	2,138,258

Pool FS0982, 3.00%, 03/01/52	1,916,446	1,745,474

Pool FS1571, 2.00%, 04/01/52	3,938,427	3,332,009

Pool CB3334, 3.50%, 04/01/52	5,965,978	5,627,289

Pool BV7245, 4.00%, 05/01/52	6,721,824	6,501,545

Pool MA4644, 4.00%, 05/01/52	1,374,755	1,326,504

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$91,482,010

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	253	253

Pool 354713, 7.50%, 12/15/23	345	344

Pool 354765, 7.00%, 02/15/24	2,277	2,261

Pool 354827, 7.00%, 05/15/24	911	908

Pool 385623, 7.00%, 05/15/24	2,554	2,565

Pool 2077, 7.00%, 09/20/25	1,302	1,266

Pool 780825, 6.50%, 07/15/28	18,641	19,150

Pool 2616, 7.00%, 07/20/28	10,955	11,044

Pool 2701, 6.50%, 01/20/29	23,112	23,904

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool 426727, 7.00%, 02/15/29	$2,843	$2,872

Pool 503405, 6.50%, 04/15/29	7,650	7,736

Pool 781231, 7.00%, 12/15/30	11,312	11,715

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$84,018

TOTAL MORTGAGE-BACKED SECURITIES (COST $137,280,048)		$122,080,412

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,182,845

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,182,845

U.S. TREASURY OBLIGATIONS – 26.4%

U.S. TREASURY BONDS – 9.9%

6.38%, 08/15/27	450,000	499,087

5.25%, 02/15/29	12,500,000	13,561,236

6.25%, 05/15/30#	500,000	584,897

5.38%, 02/15/31	600,000	675,449

2.00%, 11/15/41	985,000	748,947

2.38%, 02/15/42	2,000,000	1,619,263

3.00%, 05/15/42	500,000	447,196

3.63%, 08/15/43	881,000	862,379

3.75%, 11/15/43	365,000	363,452

3.63%, 02/15/44	2,106,000	2,056,250

3.13%, 08/15/44	6,637,000	5,984,266

3.00%, 11/15/44	2,000,000	1,765,167

2.50%, 02/15/45	2,135,000	1,722,422

3.00%, 05/15/45	2,000,000	1,761,444

2.88%, 08/15/45	300,000	258,355

3.00%, 11/15/45	765,000	673,166

2.50%, 02/15/46	280,000	225,111

3.00%, 02/15/47	1,098,000	966,920

3.00%, 05/15/47	1,695,000	1,492,397

2.75%, 11/15/47	2,235,000	1,879,812

1.25%, 05/15/50	3,300,000	1,939,879

1.38%, 08/15/50	3,000,000	1,819,339

1.63%, 11/15/50	2,500,000	1,617,731

2.00%, 08/15/51	13,255,000	9,402,003

TOTAL U.S. TREASURY BONDS		$52,926,168

U.S. TREASURY NOTES – 16.5%

2.50%, 08/15/23	390,000	385,247

1.63%, 10/31/23	290,000	283,310

2.00%, 04/30/24	1,195,000	1,156,815

1.75%, 07/31/24	1,900,000	1,824,826

2.38%, 08/15/24	6,100,000	5,911,132

2.00%, 02/15/25	4,655,000	4,457,710

0.38%, 04/30/25	250,000	230,305

2.13%, 05/15/25	2,800,000	2,680,493

2.00%, 08/15/25	945,000	899,659

2.25%, 11/15/25	730,000	698,407

1.63%, 02/15/26	8,000,000	7,489,139

1.63%, 05/15/26	5,470,000	5,103,690

2.00%, 11/15/26	4,180,000	3,923,726

Description	Par Value	Value

2.25%, 02/15/27	$30,000	$28,392

1.13%, 02/28/27	250,000	226,129

0.50%, 06/30/27	450,000	392,552

3.13%, 08/31/27	15,000,000	14,679,039

2.25%, 11/15/27	300,000	281,863

2.75%, 02/15/28	6,750,000	6,478,039

1.25%, 06/30/28	500,000	442,592

2.88%, 08/15/28	5,000,000	4,813,545

3.13%, 11/15/28	350,000	341,110

2.38%, 05/15/29	2,900,000	2,703,021

1.63%, 08/15/29	5,000,000	4,454,144

1.50%, 02/15/30	5,000,000	4,390,143

0.63%, 05/15/30	550,000	449,915

1.38%, 11/15/31	1,880,000	1,585,557

1.88%, 02/15/32	6,000,000	5,265,859

2.75%, 08/15/32#	7,000,000	6,587,652

TOTAL U.S. TREASURY NOTES		$88,164,011

TOTAL U.S. TREASURY OBLIGATIONS (COST $153,953,769)		$141,090,179

	Number of Shares

MONEY MARKET FUND – 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	3,863,889	3,863,889

TOTAL MONEY MARKET FUND (COST $3,863,889)		$3,863,889

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

REPURCHASE AGREEMENTS – 3.1%

Bank of America Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,134,629, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 9/01/61; total market value of $3,196,940.	$3,134,255	3,134,255

Citigroup Global Markets Ltd., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,134,629, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.69%, maturing 8/15/24 to 12/20/72; total market value of $3,196,940.	3,134,255	3,134,255

Deutsche Bank Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,134,629, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.25%, maturing 2/01/23 to 1/01/53; total market value of $3,196,940.	3,134,255	3,134,255

JP Morgan Securities LLC, 4.28%, dated 1/31/23, due 2/01/23, repurchase price $788,955, collateralized by U.S. Treasury Securities, 0.25% to 1.50%, maturing 9/30/25 to 7/31/28; total market value of $804,638.	788,861	788,861

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

RBC Dominion Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,134,629, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 2/07/23 to 12/20/52; total market value of $3,196,940.	$3,134,255	$3,134,255

Truist Securities, Inc., 4.33%, dated 1/31/23, due 2/01/23, repurchase price $3,134,632, collateralized by U.S. Government Agency Securities, 4.00% to 5.50%, maturing 1/01/50 to 2/01/53; total market value of $3,196,940.	3,134,255	3,134,255

TOTAL REPURCHASE AGREEMENTS (COST $16,460,136)		$16,460,136

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,460,136)		$16,460,136

TOTAL INVESTMENTS – 102.3% (COST $594,127,553)		$545,538,833

COLLATERAL FOR SECURITIES ON LOAN – (3.1%)		(16,460,136)

OTHER ASSETS LESS LIABILITIES – 0.8%		4,263,853

TOTAL NET ASSETS – 100.0%		$533,342,550

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$5,793	$—	$5,793

Collateralized Mortgage Obligations	—	50,879	—	50,879

Corporate Bonds	—	242,966,343	—	242,966,343

Government Agencies	—	16,838,357	—	16,838,357

Mortgage-Backed Securities	—	122,080,412	—	122,080,412

Municipal Bond	—	2,182,845	—	2,182,845

U.S. Treasury Obligations	—	141,090,179	—	141,090,179

Money Market Fund	3,863,889	—	—	3,863,889

Repurchase Agreements	—	16,460,136	—	16,460,136

Total	$3,863,889	$541,674,944	$—	$545,538,833

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2023, these liquid restricted securities amounted to $11,601,607, representing 2.18% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan.

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (concluded)

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)